SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Outstanding	$ 0.69	$ 0.73	$ 1.10
Outstanding Options	2,366,667	2,650,000	1,250,000
Weighted Average Exercise Price, Exercisable	$ 0.61	$ 0.73	$ 1.10
Exercisable Options	1,979,167	1,812,500	133,333
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Outstanding	$ 1.10	$ 1.10
Outstanding Options	1,116,667	1,400,000
Options Term	4 years 10 days	4 years 3 months 10 days
Weighted Average Exercise Price, Exercisable	$ 1.10	$ 1.10
Exercisable Options	729,167	562,500
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Outstanding	$ 0.32	$ 0.32
Outstanding Options	1,250,000	1,250,000
Options Term	4 years 6 months	5 years
Weighted Average Exercise Price, Exercisable	$ 0.32	$ 0.32
Exercisable Options	1,250,000	1,250,000